Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Identifiable Intangible Assets

Identifiable intangible assets consist of the following at December 31, 2012 and 2011 (in thousands):

December 31, 2012	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,198	$(28,608)	$33,590
Perpetual license	3,250	(596)	2,654

Total intangible assets	$65,448	$(29,204)	$36,244

December 31, 2011	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,046	$(25,530)	$36,516

Total intangible assets	$62,046	$(25,530)	$36,516

Schedule of Estimated Aggregate Amortization Expense

The estimated aggregate amortization expense for each of the five following fiscal years is as follows (in thousands):

Year Ending December 31,	Amount
2013	$3,731
2014	3,731
2015	3,731
2016	3,696
2017	3,097
Thereafter	18,258

Total	$36,244